Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Cash Equivalents, at Carrying Value	$ 0
Impairment of Long-Lived Assets to be Disposed of	1,333,000
Advertising Expense	$ 91,000	$ 175,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year		1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years